Loans and financing and Obligations to FIDC quota holders (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing	Composition of loans and financing and obligations to FIDC quota holders

	Average annual interest rate %	Original maturity	Current portion	Non-current portion	December 31, 2022

Obligations to FIDC AR III quota holders (6.7.3.1)	CDI Rate* + 1.50%	Aug/23	952,780	—	952,780
Obligations to FIDC TAPSO quota holders (6.7.3.2)	CDI Rate* + 1.80%	Feb/23	22,468	—	22,468
Obligations to FIDC quota holders			975,248	—	975,248

Leases (6.7.3.3)	105.1% to 151.8% of CDI Rate*	Jan/23 to Jun/29	55,583	144,564	200,147
Bonds (6.7.3.4)	3.95% USD	Jun/28	4,007	2,583,861	2,587,868
Bank borrowings (6.7.3.5)	CDI + 0.95%. to CDI + 1.44%	Three to eighteen months	1,787,817	45	1,787,862
Loans and financing			1,847,407	2,728,470	4,575,877

			2,822,655	2,728,470	5,551,125

	Average annual interest rate %	Maturity	Current portion	Non-current portion	December 31, 2021

Obligations to FIDC AR III quota holders (6.7.3.1)	CDI Rate* + 1.50%	Aug/23	1,273,675	932,368	2,206,043
Obligations to FIDC TAPSO quota holders (6.7.3.2)	CDI Rate* + 1.50%	Mar/22	21,131	—	21,131
Obligations to FIDC TAPSO quota holders			1,294,806	932,368	2,227,174

Leases (6.7.3.3)	105.7% to 151.8% of CDI Rate*	Jan/22 to Jun/29	66,531	206,924	273,455
Bonds (6.7.3.4)	3.95% USD	Jun/28	4,592	2,760,018	2,764,610
Bank borrowings (6.7.3.5)	CDI + 0.75% to CDI + 1.50%	Three to eighteen months	2,108,123	589,518	2,697,641
Debentures (6.7.3.6)	109.0% of CDI Rate*	Jul/22	399,509	—	399,509
Loans and financing			2,578,755	3,556,460	6,135,215

			3,873,561	4,488,828	8,362,389

(*)     “CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil, the average rate of 2022 was 12.38% (2021 – 4.42%).